Offerings - Offering: 1	Jan. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,017,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,439.32
Offering Note	The maximum aggregate offering price, which is reflective of a proposed maximum aggregate offering price per unit of 99.869%, is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on January 12, 2026 (File No. 333-292670).